SCHEDULE OF ALIP ACQUISITION (Details)	Jun. 21, 2024 USD ($)
Business Acquisition [Line Items]
Total purchase price	$ 1,670,000
ALIP Technology [Member]
Business Acquisition [Line Items]
Total purchase price	1,673,000
Cash (paid on closing)	50,000
Common shares (issued on closing)	786,500
Contingent cash	50,000
Contingent common shares (fair value at closing)	$ 786,500